Leases - Future Minimum Lease Payments Under All Noncancelable Capital and Operating Leases Under ASC 840 (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Capital Leases
2021	$ 331
2022	240
2023	70
2024	28
2025	25
Thereafter	0
Total minimum lease payments	694
Less: amount representing interest	80
Capital lease obligations	614
Operating Leases
2021	5,834
2022	6,172
2023	4,544
2024	746
2025	0
Thereafter	0
Total minimum lease payments	$ 17,296